Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax (benefit) expense computed at the statutory rate of 35% varies from Income tax (benefit) expense reported on the Consolidated Statements of Operations for the respective six month periods ended June 30 as follows:

	2016	2015
Income tax (benefit) expense computed at the statutory rate	$(45,054)	197,945
Dividends-received deductions and tax-exempt interest	(15,911)	(14,052)
State income tax	3,985	1,820
Change in tax contingency reserve	17	(11,076)
Foreign tax, net	(1,703)	(1,569)
Corporate-owned life insurance	(2,871)	(1,448)
Penalties	10	475
Low Income Housing Tax Credits	(1,534)	(637)
Other	768	654

Income tax (benefit) expense as reported	$(62,293)	172,112

Income tax expense (benefit) computed at the statutory rate of 35% varies from Income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2015	2014	2013
Income tax expense (benefit) computed at the statutory rate	$295,177	63,066	260,567
Dividends-received deductions and tax-exempt interest	(40,687)	(27,849)	(32,037)
State income tax	4,642	4,106	(2,049)
Release AZLPF tax	—	—	(5,829)
(Release) Accrual of tax contingency reserve	(10,701)	2,180	2,571
Foreign tax, net	(3,143)	(3,202)	(12,209)
Corporate-owned life insurance	(2,285)	(7,806)	(12,933)
Penalties	529	(6,174)	6,376
Other	(466)	402	(1,165)

Income tax expense (benefit) as reported	$243,066	24,723	203,292

Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2015	2014	2013
Income tax expense (benefit) attributable to operations:
Current tax expense	$551,052	265,586	42,854
Deferred tax (benefit) expense	(307,986)	(240,863)	160,438

Total income tax expense (benefit) attributable to net income	243,066	24,723	203,292
Income tax effect on equity:
Income tax (benefit) expense allocated to stockholder’s equity:
Attributable to unrealized (losses) gains on investments	(691,519)	418,073	(661,574)
Attributable to unrealized (losses) gains on postretirement obligation	—	—	(127)
Attributable to unrealized (losses) gains on foreign exchange	(2,159)	(1,132)	(889)

Total income tax effect on equity	$(450,612)	441,664	(459,298)

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). Net deferred tax asset (liability) on the Consolidated Balance Sheets at December 31 are as follows:

	2015	2014
Deferred tax assets:
Policy reserves	$3,219,849	2,847,620
Expense accruals	47,412	144,197
Other-than-temporarily impaired assets	20,961	13,352
Provision for postretirement benefits	34,072	31,190
Other	6,898	2,102

Total deferred tax assets	3,329,192	3,038,461

Deferred tax liabilities:
Deferred acquisition costs	(1,948,643)	(1,086,964)
Investment income	(230,228)	(159,754)
Depreciation and amortization	(55,351)	(51,311)
Deferred intercompany gain	—	(3,187)
Net unrealized gains on investments and foreign exchange	(551,999)	(2,196,751)

Total deferred tax liabilities	(2,786,221)	(3,497,967)

Net deferred tax asset (liability)	$542,971	(459,506)

Reconciliation of Unrecognized Tax Benefits

recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at January 1	$59,103	70,174
Additions based on tax positions related to the current year	359	509
Amounts released related to tax positions taken in prior years	(58,095)	(11,580)

Balance at December 31	$1,367	59,103